Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,120,966	$ 1,202,301
Delinquent loans and foreclosed assets	7,442	9,955
Net charge-offs (3)	408	1,205
Government insured or guaranteed [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,000,000	1,100,000
Securitizations and Variable Interest Entities Textual [Abstract]
Delinquent loans	5,200	6,400
Foreclosed assets	251	442
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	112,507	105,173
Delinquent loans and foreclosed assets	776	1,008
Net charge-offs (3)	179	739
Commercial real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	112,507	105,173
Delinquent loans and foreclosed assets	776	1,008
Net charge-offs (3)	179	739
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	492	675
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,008,459	1,097,128
Delinquent loans and foreclosed assets	6,666	8,947
Net charge-offs (3)	229	466
Residential mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	356	582
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,008,446	1,097,128
Delinquent loans and foreclosed assets	6,664	8,947
Net charge-offs (3)	229	466
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	13	0
Delinquent loans and foreclosed assets	2	0
Net charge-offs (3)	$ 0	$ 0